Shareholder Report, Line Graph (Details) 192285_First Sentier Global Listed Infrastructure Fund_Class I_TSR Annual {Class I} - USD ($)										12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Feb. 28, 2017	Oct. 31, 2025
Class I
Account Value [Line Items]
Line Graph and Table Measure Name										Class I
Accumulated Value	$ 1,548,111	$ 1,252,080	$ 1,297,603	$ 1,384,912	$ 1,160,284	$ 1,269,793	$ 1,059,053	$ 1,117,000	$ 1,000,000	$ 1,748,519
S&P GLOBAL 1200 (TR)_1
Account Value [Line Items]
Line Graph and Table Measure Name										S&P Global 1200 (TR)
Accumulated Value	2,341,374	1,745,142	1,562,126	1,898,311	1,362,504	1,304,667	1,149,642	1,135,900	1,000,000	$ 2,880,113
FTSE Global Core Infrastructure 50/50 Net Index
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Global Core Infrastructure 50/50 Net Index
Accumulated Value	$ 1,632,470	$ 1,279,345	$ 1,338,785	$ 1,431,394	$ 1,182,863	$ 1,309,232	$ 1,084,502	$ 1,117,088	$ 1,000,000	$ 1,780,197